Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable allowance	$ 1,766	$ 1,364
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000	200,000
Common stock, shares issued (in shares)	3,818	3,803
Common stock, shares outstanding (in shares)	3,650	3,803
Treasury stock (in shares)	168	0